DEBT (Details Narrative) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Nov. 04, 2021	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Line of credit facility, interest rate at period end		7.22%	7.22%	7.67%
SAUDI ARABIA
Short-Term Debt [Line Items]
Line of credit facility, interest rate at period end		8.07%	8.07%	8.18%
Minimum [Member]
Short-Term Debt [Line Items]
Line of credit facility, interest rate at period end	2.60%
Maximum [Member]
Short-Term Debt [Line Items]
Line of credit facility, interest rate at period end	3.00%
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit, maturity date	Nov. 04, 2025
Line of credit	$ 80.0
Working capital facility		$ 325.0	$ 325.0	$ 305.0
Withdrawn term loan		0.0	0.0	0.0
Line of credit facility, remaining borrowing capacity		$ 59.2	$ 59.2	80.0
Commitment fee rate		0.3125%	0.3125%
Margin commitment fee rate		25.00%	25.00%
Line of credit		$ 20.0
Revolving Credit Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Line of credit		$ 20.8	$ 20.8
Debt instrument, interest rate, stated percentage		1.25%	1.25%
Revolving Credit Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Line of credit		$ 59.2	$ 59.2
Debt instrument, interest rate, stated percentage		1.50%	1.50%
Revolving Credit Facility [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Working capital facility	350.0
Term Loan [Member]
Short-Term Debt [Line Items]
Withdrawn term loan		$ 274.1	$ 274.1	322.5
Secured Facilities Agreement [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	860.0
Term loan	$ 430.0
Line of credit, maturity date	Nov. 04, 2027
Line of credit facility, remaining borrowing capacity		79.9	79.9	78.4
Utilized working capital facility		$ 245.1	$ 245.1	$ 226.6
Debt covenants description			The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.